Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 7,869	$ (7,584)	$ 9,994
Net periodic benefit (credit) cost	7,232	(7,390)	10,257
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,134	1,321	1,216
Interest cost on projected benefit obligation	2,470	2,429	2,800
Expected return on assets	(3,380)	(3,312)	(3,520)
Amortization of prior service cost (credit)	(94)	(94)	(15)
Actuarial (gain) loss	5,419	(5,013)	5,206
Net periodic benefit (credit) cost	5,549	(4,669)	5,687
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	233	352	336
Interest cost on projected benefit obligation	1,458	1,532	1,725
Expected return on assets	(653)	(706)	(811)
Amortization of prior service cost (credit)	(1,448)	(1,161)	(927)
Actuarial (gain) loss	2,093	(2,738)	4,247
Net periodic benefit (credit) cost	1,683	(2,721)	4,570
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	7	9	10
Interest cost on projected benefit obligation	109	101	116
Amortization of prior service cost (credit)	(1)	0	0
Actuarial (gain) loss	243	(106)	230
Net periodic benefit (credit) cost	$ 358	$ 4	$ 356